SHARE CAPITAL AND RESERVES (Details - Black-Scholes option pricing model)	6 Months Ended
Jun. 30, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.04
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 0.03
Expected life	10 years
Risk-free interest rate	3.33%
Expected volatility	145.56%
Expected annual dividend yield	0.00%